Consolidated Statements of Income and Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Apr. 03, 2022	Mar. 28, 2021	Mar. 29, 2020
Profit or loss [abstract]
Revenue	$ 1,098.4	$ 903.7	$ 958.1
Cost of sales	364.8	349.7	364.8
Gross profit	733.6	554.0	593.3
Selling, general & administrative expenses	576.9	437.0	406.2
Operating income (loss)	156.7	117.0	187.1
Net interest, finance and other costs	39.0	30.9	28.4
Income before income taxes	117.7	86.1	158.7
Income tax expense	23.1	15.8	10.7
Net income	94.6	70.3	148.0
Items that will not be reclassified to earnings, net of tax:
Actuarial gain (loss) on post-employment obligation	0.1	0.7	(0.2)
Items that may be reclassified to earnings, net of tax:
Cumulative translation adjustment (loss) gain	(25.5)	(12.3)	9.1
Net gain (loss) on derivatives designated as cash flow hedges	8.7	(1.2)	(2.4)
Reclassification of net loss (gain) on cash flow hedges to income	4.7	7.3	(3.7)
Net gain (loss) on derivatives designated as a net investment hedge	0.0	0.2	(0.3)
Other comprehensive (loss) income	(12.0)	(5.3)	2.5
Comprehensive income	$ 82.6	$ 65.0	$ 150.5
Earnings per share
Basic (in CAD per share)	$ 0.87	$ 0.64	$ 1.35
Diluted (in CAD per share)	$ 0.87	$ 0.63	$ 1.33